Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income	$ 26,068	$ 289,072
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	64,087	64,968
Amortization of deferred charges	3,066	1,662
Impairment loss on vessels	11,780	0
Share option expenses	203	300
Share of results of associated companies	(9,868)	(27,120)
Dividends received from associated companies	16,868	7,497
Amortization of unfavorable charter party contracts	(545)	0
Mark to market (gain) loss on derivatives	(3,679)	(26,471)
Mark to market (gain) loss on marketable securities	(448)	348
Non-cash lease expense	(131)	(1,608)
Gain on sale of assets	(2,583)	(9,516)
Other	(534)	(462)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(15,588)	696
Related party payables and receivables balances	1,026	17,638
Other receivables	14,252	(46,003)
Inventories	(6,247)	(4,497)
Voyages in progress	3,744	16,644
Prepaid expenses	3,382	(2,968)
Trade accounts payables	4,082	(1,220)
Accrued expenses	7,959	290
Other current liabilities	5,174	(150)
Net cash provided by operating activities	122,068	279,100
Investing activities
Additions to vessels and right of use assets	(254,010)	(2,242)
Additions to newbuildings	(113,739)	(13,727)
Proceeds from sale of vessels	58,873	51,479
Proceeds from sale of shares in associated companies	0	937
Repayment of loans receivable from related parties	925	5,350
Other investing activities, net	4	4
Net cash provided by (used in) investing activities	(307,947)	41,801
Financing activities
Proceeds from long-term debt	537,140	275,000
Repayment of long-term debt	(297,505)	(338,648)
Repayment of finance leases (including related party amounts of $12,418 and $16,192 for the six months ended June 30, 2023 and 2022 respectively)	(12,418)	(16,192)
Debt fees paid	(4,516)	(2,750)
Distributions to shareholders	(60,120)	(280,835)
Share repurchases	(7,452)	0
Proceeds from share distributions	0	828
Net cash provided by (used in) financing activities	155,129	(362,597)
Net change in cash, cash equivalents and restricted cash	(30,750)	(41,696)
Cash, cash equivalents and restricted cash at beginning of period	138,073	210,017
Cash, cash equivalents and restricted cash at end of period	$ 107,323	$ 168,321